The Northern Trust Company
333 South Wabash Avenue
Chicago, IL 60604

August 3, 2022
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Harding, Loevner Funds, Inc.
1933 Act Registration No. 333-09341
1940 Act Registration No. 811-07739
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter on behalf of Harding, Loevner Funds, Inc. (the “Fund”) as certification that the form of Statutory Prospectus for the Institutional Class of the Emerging Markets ex China Portfolio of the Fund that would have been filed pursuant to Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 71 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2022.
Please address all comments regarding this filing to the undersigned at (312) 557-3361.
Very truly yours,
/s/ Marcia Y. Lucas Marcia Y. Lucas Secretary, Harding, Loevner Funds, Inc.